CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)
Cash flows from operating activities
Net income	¥ 207,657	$ 31,369	¥ 106,151	¥ 61,460
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	25,594	3,866	26,206	28,435
Bad debt provision			1,296
Share-based compensation expenses/(benefit)	21,947	3,315	(369)	5,558
Loss from disposal of long-term assets	81	12	1,453	12
(Reversal)/provision for deferred taxes	1,727	261	(749)	(697)
Changes in operating assets and liabilities
Accounts receivable	(190,368)	(28,757)	(111,341)	(131,679)
Due from related parties-accounts receivable	(1,579)	(239)	33,094	27,163
Deposits, prepayments and other current assets	(15,923)	(2,405)	8,166	(4,063)
Due from related parties-deposits and prepayments				2,191
Commission payable	42,337	6,395	5,349	(9,523)
Commission payable-long term	(8,241)	(1,245)	(28,677)	2,592
Investors' deposit	174,015	26,287	(14,091)	47,730
Income tax payable	1,465	221	49,450	35,255
Other payables and accrued liabilities	75,049	11,337	56,006	53,757
Due to related parties-other payables and accrued liabilities	272	41	1,266	19,559
Net cash provided by operating activities	334,033	50,458	133,210	137,750
Cash flows from investing activities
Payment for office equipment, furniture and leasehold improvements	(11,945)	(1,804)	(10,441)	(21,219)
Payment for intangible assets	(2,938)	(444)	(2,761)	(7,904)
Proceeds from disposal of long-term assets	252	38	90	15
Cash effect of acquisition of VIEs' subsidiaries			15,239
Cash effect of deconsolidation of a VIE' subsidiaries				(2,918)
Proceeds from disposal of a VIE's subsidiary to a related party				10,000
Proceeds from disposal of a VIE's subsidiary to a third party			2,310
Distribution of short-term loan receivables				(8,213)
Collection of short-term loan receivables			14,179	2,000
Loans lent to related parties			(107,160)	(69,118)
Collection of loans lent to related parties			45,105	2,229
Net cash used in investing activities	(14,631)	(2,210)	(43,439)	(95,128)
Cash flows from financing activities
Proceeds from issuance of ordinary shares from IPO	180,677	27,293
Proceeds from shareholder investment	4,929	745
Proceeds from loans borrowed from third parties				14,686
Repayment of loans borrowed from third parties			(6,983)	(1,260)
Proceeds from loans borrowed from related parties			2,028	754
Repayment of loans borrowed from related parties			(754)
Net cash provided by/ (used in) financing activities	185,606	28,038	(5,709)	14,180
Effect of exchange rate changes	11,917	3,732	(4,420)	(3,145)
Net increase in cash, cash equivalents and restricted cash	516,925	80,018	79,642	53,657
Cash, cash equivalents, and restricted cash at beginning of the year	188,385	29,161	108,743	55,086
Cash, cash equivalents, and restricted cash at end of the year	705,310	109,179	188,385	108,743
Reconciliation to amounts on consolidated balances sheets
Cash and cash equivalents	439,287	68,000	108,358	17,196
Restricted cash	266,023	41,179	80,027	91,547
Total cash, cash equivalents, and restricted cash	705,310		188,385	108,743
Supplemental disclosure of cash flow information
Income taxes paid	84,871	12,821	2,075	3,556
Non-cash transactions:
Net off consideration receivables from disposal of VIE's subsidiaries with payables to the acquirors				286,359
Net off consideration from capital reduction of a VIE with the amount due from the controlling shareholder of the VIE	¥ 195,000	$ 29,457
Modification from a liability share-based compensation award to an equity share-based compensation award			6,530
Consideration receivable related to disposal of a VIE's subsidiaries to related parties				45,756
Consideration receivable related to disposal of a VIE's subsidiary to a third party				2,310
Consideration payable related to acquisition of VIEs' subsidiaries from third parties			¥ 8,200
Amount due to controlling shareholder of a VIE related to profit distribution of the VIE used to offset the amount due from the controlling shareholder of the VIE				127,500
Amount due to another shareholder of the VIE related to profit distribution of the VIE				¥ 22,500